LEASES - Additional Information (Details)	6 Months Ended
Jun. 30, 2025
North Carolina
Disclosure of maturity analysis of operating lease payments [line items]
Lease renewal term	3 years
Finland
Disclosure of maturity analysis of operating lease payments [line items]
Lease term	2 years
Minimum | New York
Disclosure of maturity analysis of operating lease payments [line items]
Lease renewal term	2 years
Minimum | Malta
Disclosure of maturity analysis of operating lease payments [line items]
Lease term	3 years
Maximum | New York
Disclosure of maturity analysis of operating lease payments [line items]
Lease renewal term	3 years
Maximum | Malta
Disclosure of maturity analysis of operating lease payments [line items]
Lease term	5 years